Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenue:
Gross revenue	$ 2,161,618	$ 2,030,286	$ 1,784,345
Reimbursable expenses	(586,640)	(526,970)	(448,287)
Net revenue	1,574,978	1,503,316	1,336,058
Costs and expenses:
Direct costs	908,979	903,167	845,413
Selling, general and administrative	326,786	336,461	313,931
Depreciation and amortization	57,677	52,542	46,514
Restructuring and other items, net (Note 14)		8,796	9,033
Total costs and expenses	1,293,442	1,300,966	1,214,891
Income from operations	281,536	202,350	121,167
Interest income	1,306	1,151	986
Interest expense	(3,992)	(785)	(1,288)
Income before provision for income taxes	278,850	202,716	120,865
Provision for income taxes (Note 13)	(39,311)	(30,248)	(18,053)
Net income	$ 239,539	$ 172,468	$ 102,812
Net income per ordinary share:
Basic	$ 4.08	$ 2.80	$ 1.69
Diluted	$ 3.97	$ 2.73	$ 1.65
Weighted average number of ordinary shares outstanding:
Basic (Note 2 (u))	58,746,935	61,496,115	60,907,274
Diluted (Note 2 (u))	60,290,033	63,131,417	62,253,251